Summary of Nonvested Shares Granted (Detail) (Nonvested Shares)	12 Months Ended
Dec. 31, 2010
Nonvested Shares
Average nonvested ordinary shares granted
Beginning Balance	425,447
Modification to certain share-based compensation arrangement	(143,822) [1]
Vested	(281,625)

[1]	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.